Subsidiary Preferred Shares	12 Months Ended
Dec. 31, 2022
Subsidiary Preferred Shares [Abstract]
Subsidiary Preferred Shares	Subsidiary Preferred Shares
Preferred shares issued by subsidiaries often contain redemption and conversion features that are assessed under IFRS 9 in conjunction with the host preferred share instrument. This balance represents subsidiary preferred shares issued to third parties.
The subsidiary preferred shares are redeemable upon the occurrence of a contingent event, other than full liquidation of the Company, that is not considered to be within the control of the Company. Therefore these subsidiary preferred shares are classified as liabilities. These liabilities are measured at fair value through profit and loss. The preferred shares are convertible into ordinary shares of the subsidiaries at the option of the holder and mandatorily convertible into ordinary shares upon a subsidiary listing in a public market at a price above that specified in the subsidiary’s charter or upon the vote of the holders of subsidiary preferred shares specified in the charter. Under certain scenarios the number of ordinary shares receivable on conversion will change and therefore, the number of shares that will be issued is not fixed. As such the conversion feature is considered to be an embedded derivative that normally would require bifurcation. However, since the preferred share liabilities are measured at fair value through profit and loss, as mentioned above, no bifurcation is required.
The preferred shares are entitled to vote with holders of common shares on an as converted basis.
The Group recognized the preferred share balance upon the receipt of cash financing or upon the conversion of notes into preferred shares at the amount received or carrying balance of any notes converted into preferred shares.
The balance as of December 31, 2022 and December 31, 2021, represents the fair value of the instruments for all subsidiary preferred shares. The following summarizes the subsidiary preferred share balance:

	2022 $000s	2021 $000s
As of December 31,
Entrega	169	669
Follica	350	11,191
Sonde	—	13,362
Vedanta Biosciences	26,820	148,796
Total subsidiary preferred share balance	27,339	174,017
As is customary, in the event of any voluntary or involuntary liquidation, dissolution or winding up of a subsidiary, the holders of subsidiary preferred shares which are outstanding shall be entitled to be paid out of the assets of the subsidiary available for distribution to shareholders and before any payment shall be made to holders of ordinary shares. A merger, acquisition, sale of voting control or other transaction of a subsidiary in which the shareholders of the subsidiary immediately before the transaction do not own a majority of the outstanding shares of the surviving company shall be deemed to be a liquidation event. Additionally, a sale, lease, transfer or other disposition of all or substantially all of the assets of the subsidiary shall also be deemed a liquidation event.
As of December 31, 2022 and December 31, 2021, the minimum liquidation preference reflects the amounts that would be payable to the subsidiary preferred holders upon a liquidation event of the subsidiaries, which is as follows:

	2022 $000s	2021 $000s
As of December 31,
Entrega	2,216	2,216
Follica	6,405	6,405
Sonde	—	12,000
Vedanta Biosciences	149,568	149,568
Total minimum liquidation preference	158,189	170,189
For the years ended December 31, 2022 and 2021, the Group recognized the following changes in the value of subsidiary preferred shares:

$000s
Balance as of January 1, 2021	118,972
Issuance of new preferred shares – financing cash flow	37,610
Conversion of convertible notes	25,797
Decrease in value of preferred shares measured at fair value – finance costs (income)	(8,362)
Balance as of January 1, 2022	174,017
Decrease in value of preferred shares measured at fair value – finance costs (income)	(130,825)
Deconsolidation of subsidiary – (Sonde)	(15,853)
Balance as of December 31, 2022	27,339
2022
During the year ended December 31, 2022 there were no issuances of new preferred shares.
2021
On July 21, 2021 Vedanta closed a Series D financing in which Vedanta issued 2,387,675 Preferred D shares for consideration of $68.4 million. From such consideration of $68.4 million, $25.8 million was received from Pfizer through conversion of its convertible note (see Note 17) and $5.0 million was received from PureTech in exchange for 174,520 Preferred D shares. The amount received from PureTech was eliminated in the consolidated financial statements.